Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

August 1, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Manning & Napier Funds, Inc. (the “Company”)

File Nos. 2-92633 and 811-04087

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the forms of Prospectus and Statement of Additional Information dated August 1, 2012 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 114 (the “Amendment”) to the Company’s Registration Statement on Form N-1A (File Nos. 2-92633 and 811-04087). This Amendment was filed electronically on July 31, 2012 (Accession # 0001193125-12-325330).

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Sincerely,

/s/ Amy J. Williams
Amy J. Williams
Director of Fund Documentation